Offerings - Offering: 1	Aug. 26, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, $0.00002 par value
Amount Registered | shares	1,725,000
Proposed Maximum Offering Price per Unit	4.00
Maximum Aggregate Offering Price	$ 6,900,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,056.39
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended.

Includes ordinary shares that may be purchased by the underwriters pursuant to their over-allotment option.

Pursuant to Rule 416 under the Securities Act of 1933, as amended, the securities being registered hereunder include such indeterminate number of additional Class A Ordinary Shares as may be issued after the date hereof as a result of share splits, share dividends or similar transactions.